Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Funds payable to institutional funding partners	[1]		¥ 504,353	¥ 415,033
Accrued marketing expense			312,749	241,139
Accrued credit reference expense			67,146	35,623
Accrued collection service fee			41,975	37,139
Accrued technical services expense			43,697	30,079
Accrued payment channel expenses			35,426	34,577
Accrued professional service fee			37,527	26,028
Payable to platform users			111,409	78,766
Others			77,588	43,381
Total		$ 168,766	¥ 1,231,870	¥ 941,765

[1]	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.